Segmental analysis (Tables)	6 Months Ended
Sep. 30, 2022
Segmental analysis
Schedule of group's revenue and profit

The table below presents the results for the six months ended 30 September 2022.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2022
Germany	5,730	675	6,405	178	9	6,592	2,677
Italy	2,125	198	2,323	49	5	2,377	759
UK	2,712	630	3,342	34	16	3,392	685
Spain	1,782	142	1,924	31	10	1,965	445
Other Europe	2,552	281	2,833	53	8	2,894	843
Vodacom	2,472	509	2,981	207	14	3,202	1,084
Other Markets	1,721	230	1,951	2	—	1,953	671
Vantage Towers	—	—	—	657	—	657	330
Common Functions[2]	268	23	291	405	—	696	(250)
Eliminations	(155)	—	(155)	(643)	—	(798)	—
Group	19,207	2,688	21,895	973	62	22,930	7,244

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

2   Segmental analysis (continued)

The table below presents the comparative information for the six months ended 30 September 2021.

			Revenue
			from
			contracts			Total
	Service	Equipment	with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
	€m	€m	€m	€m	€m	€m	€m
Six months ended 30 September 2021
Germany	5,777	475	6,252	183	12	6,447	2,892
Italy	2,187	265	2,452	49	6	2,507	917
UK	2,521	593	3,114	30	17	3,161	638
Spain	1,866	178	2,044	33	13	2,090	445
Other Europe	2,502	248	2,750	52	8	2,810	836
Vodacom	2,271	455	2,726	190	12	2,928	1,062
Other Markets	1,752	201	1,953	5	—	1,958	683
Vantage Towers	—	—	—	611	—	611	305
Common Functions[2]	252	31	283	424	—	707	(213)
Eliminations	(118)	—	(118)	(611)	(1)	(730)	—
Group	19,010	2,446	21,456	966	67	22,489	7,565

Notes:

1.	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’.
2.	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit

	Six months ended 30 September
	2022	2021
	€m	€m
Adjusted EBITDAaL	7,244	7,565
Restructuring costs	(142)	(172)
Interest on lease liabilities	204	199
Loss on disposal of property, plant & equipment and intangible assets	(11)	(26)
Depreciation and amortisation on owned assets	(4,807)	(4,949)
Share of results of equity accounted associates and joint ventures	343	111
Other income/(expense)	104	(108)
Operating profit	2,935	2,620
Investment income	211	129
Financing costs	(1,418)	(1,473)
Profit before taxation	1,728	1,276

Schedule of groups non-current assets

	30 September	31 March
	2022	2022
	€m	€m
Non-current assets[1]
Germany	42,709	43,190
Italy	10,129	10,519
UK	5,847	6,226
Spain	6,129	6,433
Other Europe	6,855	8,548
Vodacom	6,319	6,383
Other Markets	3,349	2,467
Vantage Towers	8,190	8,179
Common Functions[2]	2,011	2,103
Group	91,538	94,048

Notes:

1.	Comprises goodwill, other intangible assets and property, plant & equipment.
2.	Comprises central teams and business functions.